SUBSEQUENT EVENTS - Additional Information 2 (Details) R$ in Thousands						12 Months Ended
	Apr. 22, 2025 BRL (R$)	Mar. 28, 2025 BRL (R$) shares	Mar. 12, 2025 BRL (R$) Number	Feb. 27, 2025 BRL (R$)	Feb. 08, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Sep. 29, 2024 BRL (R$)	Aug. 13, 2024 shares
Subsequent events
Number of cancellation of treasury shares authorized | shares										7,500,000
Net cash from sale of discontinued operations						R$ 24,510	R$ 62,700	R$ 44,969
Cosan Dez Participações S.A. [member]
Subsequent events
Number of shares issued | shares						3,473,458,688
Cosan Nove Participações S.A. [member]
Subsequent events
Number of shares issued | shares						7,663,761,736
Proportion of ownership interest in subsidiary						66.16%
Rumo S.A. [member]
Subsequent events
Number of shares issued | shares						1,854,868,949
Moove Lubricants Holdings [member]
Subsequent events
Number of shares issued | shares						34,963,764
Capital reduction of subsidiary | Cosan Dez Participações S.A. [member]
Subsequent events
Capital reduction of the subsidiary				R$ 1,013,760
Financial Evaluation Resulting From Fire Incident [Member] | Moove [member]
Subsequent events
Insurance contracts liability (asset)					R$ 1,200,000
Period Of Compound Annual Growth Rate					5 years
Financial Evaluation Resulting From Fire Incident [Member] | Moove [member] | Bottom of range [member]
Subsequent events
Decrease through write-off, financial assets					R$ 190,413
Compound Annual Growth Rate					1.60%
Financial Evaluation Resulting From Fire Incident [Member] | Moove [member] | Top of range [member]
Subsequent events
Decrease through write-off, financial assets					R$ 285,620
Compound Annual Growth Rate					2.40%
Financial Evaluation Resulting From Fire Incident [Member] | Cosan Lubrificantese Especialidades S A [member]
Subsequent events
Percentage of complex area affected in fire incident					10.00%
Financial Evaluation Resulting From Fire Incident [Member] | Cosan Lubrificantese Especialidades S A [member] | Bottom of range [member]
Subsequent events
Estimated percentage of production affected for inspections and assessments of fire incident					30.00%
Financial Evaluation Resulting From Fire Incident [Member] | Cosan Lubrificantese Especialidades S A [member] | Top of range [member]
Subsequent events
Estimated percentage of production affected for inspections and assessments of fire incident					35.00%
Major business combination [member] | Cosan Lubrificantese Especialidades S A [member] | Indirect | DIPI Holdings acquisition [member]
Subsequent events
Acquisition consideration price									R$ 410,000
Payable amount at closing of the business acquisition									R$ 310,000
Percentage of voting equity interests acquired (as a percent)									100.00%
Other tangible or intangible assets transferred									R$ 232,886
Cash transferred									R$ 100,000
Debentures issued | Cosan Luxembourg S A [member]
Subsequent events
Aggregate principal amount			R$ 2,500,000
Number Of Series | Number			3
Debentures issued | Cosan Luxembourg S A [member] | Debentures First Series [Member]
Subsequent events
Aggregate principal amount			R$ 1,500,000
Interest, Index			CDI plus 0.60%
Maturity			January 2029
Debentures issued | Cosan Luxembourg S A [member] | Debentures Second Series [Member]
Subsequent events
Aggregate principal amount			R$ 500,000
Interest, Index			CDI plus 0.70%
Maturity			March 2030
Debentures issued | Cosan Luxembourg S A [member] | Debentures Third Series [Member]
Subsequent events
Aggregate principal amount			R$ 500,000
Interest, Index			CDI plus 1.00%
Maturity			March 2032
Debentures issued | Comgas [member] | Debentures 13Th Issue [Member]
Subsequent events
Aggregate principal amount	R$ 1,500,000
Interest, Index	DI plus a spread of 0.45%
Maturity	May 15, 2028
Borrowings Term	3 years
Acquisition Of Preferred Shares [Member] | Cosan Nove Participações S.A. [member]
Subsequent events
Proportion of ownership interest in subsidiary		87.30%
Number of share acquired | shares		1,087,179,567
Number of shares acquired amount		R$ 2,169,000